Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of components of income tax expense

	2024 £’000	2023 £’000	2022 £’000
Current tax credit
Current tax credited to the income statement	241	407	825
Adjustment in respect of prior year	9	(1)	7
Current tax credit	250	406	832
Deferred tax credit
Reversal of temporary differences	–	–	–
Total tax credit	250	406	832

Schedule of difference between actual tax charge and the standard rate of corporation tax

	2024 £’000	2023 £’000	2022 £’000
Loss before tax	(5,979)	(7,485)	(8,488)
Expected tax credit based on the standard rate of United Kingdom corporation tax at the domestic rate of 25% (2023: 25.52%; 2022: 19%)	(1,495)	(1,764)	(1,613)
Expenses not deductible for tax purposes	1,069	408	392
Income not taxable	(809)	(5)	(4)
Adjustment in respect of prior period	(9)	1	(7)
Effect of R&D relief	100	26	(357)
Deferred tax not recognised	894	928	757
Total tax credited to the income statement	(250)	(406)	(832)